Operating segments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Revenue	$ 121,288	$ 85,270
Individual customer
Disclosure of major customers [line items]
Revenue	31,080	27,785
Individual customer
Disclosure of major customers [line items]
Revenue	30,555	13,916
Individual customer
Disclosure of major customers [line items]
Revenue	$ 17,989	$ 12,775